REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets Sold under Agreements to Repurchase [Line Items]
Restricted Cash And Cash Equivalents At Carrying Value	$ 79,363	$ 84,885
Repurchase Agreement [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Aggregate amount at risk with all counterparties	176,300
Restricted Cash And Cash Equivalents At Carrying Value	$ 58,829	$ 65,851